Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

At March 31, 2017 and December 31, 2016, respectively, OMAG’s accounts payable included $15,675 and $42,800 due to its officers and directors.

For the three months ended March 31, 2017 and 2016, the Company expensed a total of $0 and $84,000, respectively, for consulting fees paid to an entity controlled by the Deputy Managing Director of LLC.

In April 2016, the Company paid a $300,000 sponsorship fee to the same such entity controlled by the Deputy Managing Director of Omagine LLC for the Company to serve as the Title Sponsor Partner of the 2016 World Summit on Innovation and Entrepreneurship hosted by the United Nations at UN headquarters in New York City from May 19 to May 23, 2016.

NOTE 10 – RELATED PARTY TRANSACTIONS

At December 31, 2016 and December 31, 2015, respectively, Omagine’s accounts payable included $88,800 and $32,148 due to its officers and directors.

For the years ended December 31, 2016 and 2015, the Company expensed a total of $84,000 and $223,000, respectively, for consulting fees paid to an entity controlled by the Deputy Managing Director of LLC.

In April 2016, the Company paid a $300,000 sponsorship fee to the same such entity controlled by the Deputy Managing Director of Omagine LLC for the Company to serve as the Title Sponsor Partner of the 2016 World Summit on Innovation and Entrepreneurship hosted by the United Nations at UN headquarters in New York City from May 19 to May 23, 2016. The total fees of $384,000 and $223,000 paid to this entity in 2016 and 2015 respectively, have been included in “Consulting Fees” in the accompanying Consolidated Statements of Operations.